Business and Nature of Operations - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity incorporation date	Jun. 01, 2009	Jun. 01, 2009